Business Acquisitions - Summary of Notes Payable in Business Combination (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of Notes Payable in Business Combination [abstract]
Balance, beginning of the year	$ 76.1
Additions for acquisitions in the year	52.4
Other adjustments	(2.2)
Payments	(36.5)
Interest	1.4
Impact of foreign exchange	(3.2)
Total notes payable	$ 88.0